NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net loss per share attributable to ordinary shareholders for the three and six months ended June 30, 2023 and 2022 (in thousands, except share and per share data):

	Three Months Ended June 30, 2023		Six Months Ended June 30, 2023
	Class A	Class B	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(23,643)	$(7,654)	$(69,619)	$(22,649)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic and diluted	540,383,064	174,934,392	537,709,304	174,934,392
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.04)	$(0.04)	$(0.13)	$(0.13)

	Three Months Ended June 30, 2022		Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B
Numerator:
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders	$(162,036)	$(13,226)	$(185,384)	$(8,150)
Less: Undistributed earnings allocated to participating securities	(5,114)	(417)	(11,691)	(514)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(167,150)	$(13,643)	$(197,075)	$(8,664)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic and diluted	236,195,552	19,279,226	220,487,603	9,692,871
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.71)	$(0.71)	$(0.89)	$(0.89)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive outstanding securities as of June 30, 2023 and 2022 were excluded from the computation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods:

	June 30,
	2023	2022
Share options	57,125,890	70,439,657
Options to restricted shares	241,359,368	243,308,335
RSUs	42,084,399	3,269,801
Ordinary share warrants	24,195,964	17,787,328
Redeemable convertible preferred shares	60,000,000	—
Net potential dilutive outstanding securities	424,765,621	334,805,121